EQUITY (Detail Textuals 4) (Stock options)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price for options outstanding	$ 7.74		$ 7.52		$ 7.02		$ 7.03
Weighted-average remaining contractual life of option	1 year 1 month 10 days	1 year 1 month 10 days
Recognized compensation cost		2,600,000		2,400,000		1,400,000
Total intrinsic value of options exercised		302,000				75,000
Total intrinsic value of options outstanding
Total fair value of shares vested	$ (177,200)	9,400,000	$ (10,200)		$ (98,900)	5,700,000